SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment information by geographical area
Number of business segments | segment	1
Revenue	$ 1,749,133	$ 5,389,014	$ 9,512,796
Europe
Segment information by geographical area
Revenue	1,600,633	466,471	4,832,977
Rest of the world
Segment information by geographical area
Revenue	$ 148,500	4,393,303	4,251,260
United States
Segment information by geographical area
Revenue		$ 529,240	$ 428,559
Major customer one
Segment information by geographical area
Percentage of entity's revenue	28.00%	57.00%	36.00%
Major customer two
Segment information by geographical area
Percentage of entity's revenue	9.00%	9.00%	32.00%
Major customer three
Segment information by geographical area
Percentage of entity's revenue	9.00%	6.00%	15.00%